Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2011
Supplementary Insurance Information [Abstract]
Supplementary Insurance Information, for Insurance Companies Disclosure [Text Block]
CIGNA CORPORATION AND SUBSIDIARIES

SCHEDULE III
SUPPLEMENTARY INSURANCE INFORMATION
(In millions)

	Deferred		Future policy	Medical claims
	policy		benefits and	payable and	Unearned
	acquisition		contractholder	unpaid	premiums
Segment	costs		deposit funds	claims	and fees

Year Ended December 31, 2011:
Health Care	$19		$481	$1,229	$77
Disability and Life	1		1,178	3,208	16
International	729		1,338	411	382
Run-off Reinsurance	-		1,172	240	0
Other Operations	68		12,977	160	27
Corporate	-	1	-	(7)	-
Total	$817		$17,146	$5,241	$502

Year Ended December 31, 2010:
Health Care	$22		$488	$1,400	$80
Disability and Life	2		1,066	3,180	17
International	609		1,173	288	288
Run-off Reinsurance	-		1,139	244	-
Other Operations	68		12,790	159	31
Corporate	-	1	-	(8)	-
Total	$701		$16,656	$5,263	$416

Year Ended December 31, 2009:
Health Care	$28		$507	$1,098	$76
Disability and Life	6		1,023	3,122	32
International	491		1,003	228	282
Run-off Reinsurance	-		1,287	288	-
Other Operations	69		12,800	161	37
Corporate	-	1	-	(8)	-
Total	$594		$16,620	$4,889	$427

			Amortization
			of deferred
	Net		policy	Other
Premiums	investment	Benefit	acquisition	operating
and fees (1)	income (2)	expenses (1)(3)	expenses	expenses (4)

$13,181	$274	$8,265	$139	$5,185
2,780	267	2,003	4	644
2,990	96	1,697	110	976
24	103	140	0	265
114	400	385	6	60
0	6	0	0	233
$19,089	$1,146	$12,490	$259	$7,363

$13,319	$243	$8,670	$155	$5,086
2,667	261	1,935	6	699
2,268	82	1,255	84	762
25	114	(22)	0	113
114	404	395	6	53
0	1	0	0	248
$18,393	$1,105	$12,233	$251	$6,961

$11,384	$181	$7,096	$141	$4,742
2,634	244	1,922	6	670
1,882	69	1,080	89	589
29	113	(146)	0	(273)
112	407	398	6	62
0	0	(16)	0	191
$16,041	$1,014	$10,334	$242	$5,981

Certain information in this Schedule III (Deferred policy acquisition costs, Amortization of deferred policy acquisition costs, and Other operating expenses) has been updated from amounts reported in the Company's 2011 Form 10-K to reflect changes resulting from the retrospective adoption of amended accounting guidance for deferred policy acquisition costs. See Note 2 to the Consolidated Financial Statements included in this Form 8-K for additional information.

(1)       Amounts presented are shown net of the effects of reinsurance. See Note 7 to the Consolidated Financial Statements included in Cigna's 2011 Annual Report on Form 10-K.

(2)       The allocation of net investment income is based upon the investment year method, the identification of certain portfolios with specific segments, or a combination of both.

(3)       Benefit expenses include Health Care medical claims expense and other benefit expenses.

(4)       Other operating expenses include mail order pharmacy cost of goods sold, GMIB fair value (gain) loss and other operating expenses, and excludes amortization of deferred policy acquisition expenses.